10-Q Notes payable - Narrative - Asset-based revolving credit facility (Details) - Line of credit - USD ($) $ in Thousands	Jun. 14, 2024	Mar. 31, 2026	Dec. 31, 2025	Mar. 26, 2024	Aug. 25, 2023
Notes payable
Original facility size		$ 1,170,380	$ 787,046
ABL Facility – EWB Note
Notes payable
Original facility size		$ 12,000	$ 12,000
ABL Facility – EWB Note | Revolving credit facility
Notes payable
Original facility size	$ 12,000			$ 10,000	$ 6,500
Increase in facility	$ 2,000